BALANCE SHEET	Dec. 31, 2020 USD ($)
Current ASSETS:
Cash	$ 1,906,348
Prepaid expenses	237,088
Total current assets	2,143,436
Investments held in trust account	232,301,973
Total assets	234,445,409
Current liabilities:
Accrued offering costs	49,934
Total current Liabilities	49,934
Long term liabilites:
Warrant liability	33,660,000
Deferred underwriting fee payable	8,050,000
Total liabilities	41,759,934
Commitments and Contingencies
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 stocks authorized; none issued and outstanding
Additional Paid in Capital	17,970,408
Accumulated Deficit	(12,971,424)
Total shareholders' equity	5,000,001
Total Liabilities and Shareholders' Equity	234,445,409
Class A Common Stock
Long term liabilites:
Class A Common Shares Subject to Redemption, 18,582,720 shares at $10.10 per share	187,685,474
Shareholders' Equity:
Common share	442
Class B Common Stock
Shareholders' Equity:
Common share	$ 575